CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Subscription Receivables [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Predecessor [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Parent [Member]	Predecessor [Member] Noncontrolling Interest [Member]	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Parent [Member]	Successor [Member] Noncontrolling Interest [Member]
Balances at May. 23, 2010									$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at May. 23, 2010										0
Founder shares									0	1,025,600	(1,025,600)	0	0	0	0
Founder shares (in shares)										40,000
Common stock issued to founder for license									0	1,538,400	(1,538,400)	0	0	0	0
Common stock issued to founder for license (in shares)										60,000
Contributed capital									207,472	0	207,472	0	0	207,472	0
Foreign currency translation									69	0	0	69	0	69	0
Net loss									(19,796)	0	0	0	(19,796)	(19,796)	0
Balances at Dec. 31, 2010									187,745	2,564,000	(2,356,528)	69	(19,796)	187,745	0
Balance (in Shares) at Dec. 31, 2010										100,000
Balances at May. 23, 2010									0
Shares issued forsubscription notereceivable									0
Shares issued forconversion of debtand interest									0
Founder shares									0
Net loss									(43,662)
Balances at Jul. 31, 2012									770,989
Balances at Dec. 31, 2010									187,745	2,564,000	(2,356,528)	69	(19,796)	187,745	0
Balance (in Shares) at Dec. 31, 2010										100,000
Contributed capital									327,578	0	327,578	0	0	327,578	0
Foreign currency translation									1,538	0	0	1,538	0	1,538	0
Net loss									(13,784)	0	0	0	(15,322)	(15,322)	0
Balances at Dec. 31, 2011									501,539	2,564,000	(2,028,950)	1,607	(35,118)	501,539	0
Balance (in Shares) at Dec. 31, 2011										100,000
Shares issued forsubscription notereceivable									0
Shares issued forconversion of debtand interest									0
Founder shares									0
Net loss									(4,095)
Balances at Mar. 31, 2012
Balances at Dec. 31, 2011									501,539	2,564,000	(2,028,950)	1,607	(35,118)	501,539	0
Balance (in Shares) at Dec. 31, 2011										100,000
Contributed capital									169,328	0	169,328	0	0	169,328	0
Foreign currency translation									108,666	0	0	108,666	0	108,666	0
Net loss									(8,544)	0	0	0	(8,544)	(8,544)	0
Balances at Jul. 31, 2012									770,989	2,564,000	(1,859,622)	110,273	(43,662)	770,989	0	(132,804)	64,649	136,364	0	(333,817)	(132,804)	0
Balance (in Shares) at Jul. 31, 2012										100,000							64,649,003
Common stock and warrants sold for cash, net	5,650,000															1,389,500	5,650	1,383,850	0	0	1,389,500	0
Common stock and warrants sold for cash, net (in shares)																	5,650,000
Beneficial conversion feature																213,956	0	213,956	0	0	213,956	0
Foreign currency translation																28,312	0	0	28,312	0	28,312	0
Noncontrolling interest																308,396	0	0	0	0	0	308,396
Net loss																(272,812)	0	0	0	(262,914)	(262,914)	(9,898)
Balances at Dec. 31, 2012	1,236,050															1,236,050	70,299	1,734,170	28,312	(596,731)	1,236,050	298,498
Balance (in Shares) at Dec. 31, 2012																	70,299,003
Balances at Jul. 31, 2012																(132,804)
Shares issued forsubscription notereceivable																140,000
Shares issued forconversion of debtand interest																176,852
Founder shares																(129,391)
Net loss																(1,038,049)
Balances at Mar. 31, 2013
Balances at Dec. 31, 2012	1,236,050	70,299	1,734,170	28,312	0	(596,731)	1,236,050	298,498								1,236,050
Balance (in Shares) at Dec. 31, 2012		70,299,003
Shares issued forcash, net	1,718,000	7,080	1,710,920	0		0	1,718,000	0
Shares issued forcash, net (in shares)		7,080,000
Shares issued forsubscription notereceivable	0	560	139,440	0	(140,000)	0	0	0								140,000
Shares issued forsubscription note receivable (in shares)		560,000
Shares issued forconversion of debtand interest	176,852	707	176,145	0		0	176,852	0								176,852
Shares issued forconversion of debtand interest (in shares)		707,405
Founder shares	129,391	270	129,121	0		0	129,391	0								(129,391)
Founder shares (in shares)		270,000
Beneficial conversion feature	165,000	0	165,000	0		0	165,000	0
Foreign currency translation	(252,748)	0	0	(252,748)		0	(252,748)	0
Net loss	(765,237)	0	0	0		(762,479)	(762,479)	(2,758)								(765,237)
Balances at Mar. 31, 2013	$ 2,410,066	$ 78,916	$ 4,054,796	$ (224,436)	$ (140,000)	$ (1,359,210)	$ 2,410,066	$ 295,740
Balance (in Shares) at Mar. 31, 2013		78,916,408